Reporting Entity - Summary of Information of Subsidiaries having Significant Non controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Current assets	₩ 9,444,035	₩ 13,187,067
Non-current assets	26,241,984	24,967,448
Current liabilities	13,961,520	13,994,817
Non-current liabilities	10,405,272	9,397,197
Book value of non-controlling interests	1,439,638	1,643,646
Revenue	26,151,781	29,878,043	₩ 24,261,561
Profit (loss) for the year	(3,195,585)	1,333,544	(76,147)
Profit(Loss) attributable to non-controlling interests	(124,020)	147,362	18,706
Cash flows from operating activities	3,011,020	5,753,446	2,278,784
Cash flows from investing activities	(6,700,169)	(4,263,080)	(2,311,152)
Cash flows from financing activities	1,946,024	(2,466,136)	931,829
Effect of exchange rate fluctuations on cash held	26,177	299,268	(17,365)
Beginning Balance	3,541,597	4,218,099	3,336,003
Ending Balance	1,824,649	3,541,597	4,218,099
Dividends distributed to non-controlling interests	(60,206)		(12,086)
Non-controlling interests [member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Profit (loss) for the year	₩ (124,020)	₩ 147,362	₩ 18,706
Non-controlling interests [member] | L G Display China Co Ltd [member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Percentage of ownership in non-controlling interest(%)	30.00%	30.00%	30.00%
Current assets	₩ 1,916,867	₩ 1,987,880	₩ 1,573,028
Non-current assets	575,020	663,181	851,262
Current liabilities	336,575	324,075	326,785
Non-current liabilities	1,419	31,466	410,677
Net assets	2,153,893	2,295,520	1,686,828
Book value of non-controlling interests	646,199	680,757	498,084
Revenue	1,921,939	2,175,878	1,907,421
Profit (loss) for the year	133,486	380,788	(12,279)
Profit(Loss) attributable to non-controlling interests	39,981	114,301	(3,684)
Cash flows from operating activities	486,103	890,435	138,692
Cash flows from investing activities	(371,454)	(619,615)	(686,387)
Cash flows from financing activities	(223,222)	(439,390)	436,936
Effect of exchange rate fluctuations on cash held	2,347	23,538	5,367
Net increase (decrease) in cash and cash equivalents	(106,226)	(145,032)	(105,392)
Beginning Balance	131,770	276,802	382,194
Ending Balance	25,544	131,770	276,802
Dividends distributed to non-controlling interests	₩ 56,056	₩ 0	₩ 12,086
Non-controlling interests [member] | LG Display High Tech China Co Ltd [Member]
Disclosure Of Interests In Subsidiaries Explanatory [Line Items]
Percentage of ownership in non-controlling interest(%)	30.00%	30.00%	30.00%
Current assets	₩ 2,112,295	₩ 1,551,346	₩ 1,544,816
Non-current assets	3,546,253	5,252,614	5,461,116
Current liabilities	820,041	1,261,412	1,588,688
Non-current liabilities	2,323,249	2,452,327	2,757,499
Net assets	2,515,258	3,090,221	2,659,745
Book value of non-controlling interests	753,191	925,848	796,537
Revenue	2,766,043	2,817,308	1,280,924
Profit (loss) for the year	(561,016)	125,446	51,489
Profit(Loss) attributable to non-controlling interests	(168,474)	37,803	15,447
Cash flows from operating activities	153,043	709,243	134,484
Cash flows from investing activities	424,405	(315,176)	(841,413)
Cash flows from financing activities	(455,746)	(665,170)	826,940
Effect of exchange rate fluctuations on cash held	(7,471)	19,972	(1,501)
Net increase (decrease) in cash and cash equivalents	114,231	(251,131)	118,510
Beginning Balance	39,330	290,461	171,951
Ending Balance	₩ 153,561	₩ 39,330	₩ 290,461